Debt and Convertible Preferred Stock Warrants - Schedule of Outstanding Convertible Preferred Stock Warrants (Detail) - $ / shares		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Silicon Valley Bank [Member] | Series A Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.62	$ 0.62
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	51,617	51,617
Description Of Expiry Period Of Warrants Or Rights	December 2026	December 2026
Silicon Valley Bank [Member] | Series B Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.46	$ 1.46
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	107,093	107,093
Description Of Expiry Period Of Warrants Or Rights	July 2027	July to November 2027
Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Series C Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.84	$ 2.84
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	264,140	264,140
Description Of Expiry Period Of Warrants Or Rights	April 2028	April 2028
Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Series D Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.25	$ 8.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,043	200,043
Description Of Expiry Period Of Warrants Or Rights	May 2026	June 2026 to May 2029